EMPLOYEE REMUNERATION	6 Months Ended
Oct. 31, 2023
Disclosure of employee benefits expenses [abstract]
EMPLOYEE REMUNERATION [Text Block]

9. EMPLOYEE REMUNERATION

Expenses recognized for employee benefits for the six months ended October 31, 2023 and 2022 are detailed below:

(in thousands)	2023 $	2022 $
Wages, salaries	2,747	2,704
Employee benefits	264	150
Payroll taxes	183	246
Severance	-	60
Share-based payments	297	355
	3,491	3,515